Taxation (Details 2) (CNY)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong Jiayuan Hong Kong	Dec. 31, 2011 Hong Kong Jiayuan Hong Kong	Dec. 31, 2010 Hong Kong Jiayuan Hong Kong	Dec. 31, 2012 The PRC	Dec. 31, 2011 The PRC	Dec. 31, 2012 The PRC High and new technology enterprise	Dec. 31, 2012 The PRC Qualified software enterprise	Dec. 31, 2010 The PRC Shanghai Miyuan	Dec. 31, 2009 The PRC Shanghai Miyuan	Dec. 31, 2015 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2014 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2013 The PRC Shanghai Miyuan Qualified software enterprise Future	Dec. 31, 2012 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2011 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2010 The PRC Shanghai HQS High and new technology enterprise	Dec. 31, 2012 The PRC Beijing HQS	Dec. 31, 2011 The PRC Beijing HQS	Dec. 31, 2010 The PRC Beijing HQS	Dec. 31, 2012 The PRC Xique	Dec. 31, 2011 The PRC Xique	Dec. 31, 2010 The PRC Xique	Dec. 31, 2012 The PRC Beijing Aizhenxin	Dec. 31, 2011 The PRC Beijing Aizhenxin	Dec. 31, 2010 The PRC Beijing Aizhenxin	Dec. 31, 2012 The PRC Jiayuan Shanghai Center	Dec. 31, 2011 The PRC Jiayuan Shanghai Center	Dec. 31, 2010 The PRC Jiayuan Shanghai Center	Dec. 31, 2012 Cayman Islands
Income tax
Withholding income tax accrued and required to be accrued as of balance sheet date	0	0
Withholding income tax rate upon payment of dividends by the Company to its shareholders																															0.00%
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	25.00%				25.00%	25.00%							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)									15.00%				12.50%	12.50%	12.50%	15.00%	15.00%	15.00%
Exemption period for income tax rate										2 years
Reduction in income tax for three years following the exemption period (as a percent)										50.00%
Exemption period for 50% reduction in the tax rate following initial exemption period										3 years
Withholding tax rate payable by foreign-invested entities (as a percent)							10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)							5.00%
Undistributed earnings from the Group's PRC entities							140,527,000	64,519,000
Estimated foreign withholding taxes due upon remittance of undistributed earnings							14,053,000	6,452,000